Summary of Significant Accounting Policies - Additional Information (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($) Segment $ / shares shares	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) Segment $ / shares shares	Dec. 31, 2019 USD ($)	Feb. 13, 2021 shares	Dec. 31, 2018 USD ($)	Sep. 30, 2018 Agreement
Summary Of Significant Accounting Policies [Line Items]
Goodwill or other intangible assets	$ 0		$ 0
Number of operating agreements of joint venture parties | Agreement							2
Restricted cash	2,200,000		2,200,000	$ 2,800,000
Amortization of strategic premium	$ 151,000	$ 164,000	$ 655,000	873,000
Warrants outstanding | shares	8,660,225		18,149,989
Number of reportable segment | Segment	1		1
Number of operating segment | Segment	1		1
Awards issued with market condition or other non-standard terms | shares	0		0
Income tax expense (benefit)	$ 0	0	$ 0	0
Current income tax expense (benefit)	0	0	0	0
Deferred income tax expense (benefit)	0	0	0	0
Redeemable non-controlling interest	$ 1,694,000	1,706,000	$ 1,704,000	1,710,000		$ 1,690,000
Public Warrants
Summary Of Significant Accounting Policies [Line Items]
Warrants sold | shares	11,499,989
Warrant exercisable number of shares | shares	1				1
Warrants exercise price per share | $ / shares	$ 11.50		$ 11.50
Warrants outstanding | shares	2,010,225		11,499,989
Minimum percentage of class A stockholders required for settlement of shares	50.00%
Private Placement Warrants
Summary Of Significant Accounting Policies [Line Items]
Warrants sold | shares	6,650,000
Warrant issued in connection with the closing of business combination | shares	75,000
Warrants outstanding | shares	6,650,000
Private Warrants
Summary Of Significant Accounting Policies [Line Items]
Warrant issued in connection with the closing of business combination | shares			75,000
Warrants outstanding | shares			6,650,000
Series D Convertible Preferred Stock
Summary Of Significant Accounting Policies [Line Items]
Net proceeds from issuance convertible preferred stock	$ 59,700,000		$ 59,700,000
Net proceeds from convertible preferred stock strategic premium	7,900,000		7,900,000
Amortization of strategic premium	200,000	$ 200,000	700,000	$ 900,000
Pledged as Security for Facility Lease Agreement
Summary Of Significant Accounting Policies [Line Items]
Restricted cash	2,000,000.0		2,000,000.0
Collateral for Commercial Letter Of Credit
Summary Of Significant Accounting Policies [Line Items]
Restricted cash	200,000		200,000
US Government Money Market Fund and Marketable Securities
Summary Of Significant Accounting Policies [Line Items]
Investment securities	755,800,000		12,200,000
US Government and Agency Securities
Summary Of Significant Accounting Policies [Line Items]
Investment securities	$ 771,100,000		$ 977,300,000
JVA
Summary Of Significant Accounting Policies [Line Items]
Percentage of joint venture holders voting interest	13.70%		13.20%	13.10%
Contribution in exchange for equity interests	$ 1,700,000		$ 1,700,000
Equity interests percentage	50.00%		50.00%